Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

8. ACCOUNTS RECEIVABLE, NET

The carrying amounts of accounts receivable of the Group are stated are as follows:

	As of December 31, (in thousands)
	2012	2013
Accounts receivable	$26,462	$38,673
Less: provision for bad debts	(3,098)	(2,677)

Net Book Value	$23,364	$35,996